CONTINGENCIES AND COMMITMENTS - Summary of Future Obligations Under Operating Leases (Details) $ in Millions	Dec. 31, 2017 USD ($)
Operating Leases
2018	$ 17
2019	15
2020	13
2021	9
2022	7
Thereafter	35
Total minimum lease payments	96
Land Lease
Operating Leases
2018	1
2019	1
2020	1
2021	1
2022	1
Thereafter	7
Total minimum lease payments	12
Corporate Facilities Leases
Operating Leases
2018	3
2019	4
2020	4
2021	3
2022	0
Thereafter	0
Total minimum lease payments	14
Other Operating Leases
Operating Leases
2018	13
2019	10
2020	8
2021	5
2022	6
Thereafter	28
Total minimum lease payments	$ 70